Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 69,731	$ 102,368
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	59,734	78,769
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,997	23,599
Bus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,163	29,265
Truck
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,714	10,961
Rail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,647	19,100
Marine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,866	7,331
HD Mobility subtotal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,390	66,657
Stationary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,757	21,707
Emerging Markets and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,584	14,004
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,153	48,958
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,997	37,736
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,631	11,980
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,950	$ 3,694